SCHEDULE OF SUPPLEMENTARY FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Institutions - VAT	$ 280	$ 187
Prepaid expenses	1,217	1,215
Government grants receivable	185	6
Other	15	11
Other current assets	1,697	1,419
Accrued expenses	3,611	3,632
Employee-related accrued expenses	489	337
Provision for vacation	308	306
Accounts payable-other	$ 4,408	$ 4,275